Prepayments and Other Current Assets - Schedule of Assumptions Used In Calculating Estimated Fair Value Of Forward Purchase Agreement (Details) - Forward Purchase Agreement Asset [Member]	9 Months Ended
Dec. 31, 2023
Prepaid Expense And Other Assets Current [Line Item]
Remaining term (years)	1 year 3 months
Volatility
Prepaid Expense And Other Assets Current [Line Item]
Fair value of forward purchase agreement asset	62.8
Risk-free rate
Prepaid Expense And Other Assets Current [Line Item]
Fair value of forward purchase agreement asset	3.88
Dividend yield
Prepaid Expense And Other Assets Current [Line Item]
Fair value of forward purchase agreement asset	0
Strike price
Prepaid Expense And Other Assets Current [Line Item]
Fair value of forward purchase agreement asset	10.77